Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Income Tax Benefit Reconcilliation

	2012	2011
Federal income tax at statutory rates	$(1,039,665)	$(883,776)
State income tax at statutory rates	(97,234)	(85,273)
Research and development credits	(67,011)	(278,818)
Change in valuation allowance	1,165,081	1,242,665
Other	38,829	5,202

	$—	$—

Schedule of Deferred Tax Assets and Liabilities

	2012	2011
Current:
Accruals and reserves	$37,168	$62,366
Non-qualified stock options and other	—	56,015
Valuation allowance	(37,168)	(118,381)

	$—	$—

Long-term:
Net operating loss carryforwards	$6,952,741	$5,794,922
Depreciation and amortization	271	(1,438)
Non-qualified stock options and other	69,072	—
Research and development credits	621,497	603,803
Valuation allowance	(7,643,581)	(6,397,287)

	$—	$—